Risk Management Arising From Financial Instruments (Schedule of Contractual Maturity of Net Financial Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Due in Less Than 1 Year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total	$ 17,404	$ 13,441
Due in 1-3 Years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total	7,243	7,577
Due in 4-5 Years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total	3,123	6,394
Trade and Other Payables [member] | Due in Less Than 1 Year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total	9,736	7,235
DSU Liability [member] | Due in Less Than 1 Year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total	1,406	290
Operating Borrowings [member] | Due in Less Than 1 Year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total	1,200	2,111
Warrants [member] | Due in Less Than 1 Year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total	409	325
Current Portion of Long-term Debt - Province of Ontario and Export Development Canada [member] | Due in Less Than 1 Year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total	4,653	3,326
Repayable Government Contributions [member] | Due in Less Than 1 Year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total		154
Long-term Debt [member] | Due in 1-3 Years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total	7,243	7,577
Long-term Debt [member] | Due in 4-5 Years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total	$ 3,123	$ 6,394